Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	BASIC MATERIALS — 6.7%
329,992	Algoma Steel Group, Inc.[1]	$2,296,745
87,313	ArcelorMittal S.A.[1]	2,002,087
191,575	Cleveland-Cliffs, Inc.*	2,948,339
		7,247,171
	CONSUMER, CYCLICAL — 49.9%
96,686	Adient PLC*	2,389,111
49,820	Advance Auto Parts, Inc.	3,155,101
381,353	American Axle & Manufacturing Holdings, Inc.*	2,665,658
13,354	Asbury Automotive Group, Inc.*	3,042,976
20,031	AutoNation, Inc.*	3,192,541
15,408	BlueLinx Holdings, Inc.*	1,434,331
237,748	Dana, Inc.	2,881,506
99,429	Designer Brands, Inc. - Class A	679,100
127,888	Foot Locker, Inc.	3,186,969
475,856	Frontier Group Holdings, Inc.*	2,345,970
107,549	G-III Apparel Group Ltd.*	2,911,351
228,555	Goodyear Tire & Rubber Co.*	2,594,099
182,587	Macy's, Inc.	3,505,670
58,782	Magna International, Inc.[1]	2,462,966
1,014,372	Petco Health & Wellness Co., Inc.*	3,834,326
54,956	Sonic Automotive, Inc. - Class A	2,993,453
106,316	Southwest Airlines Co.	3,041,701
400,327	Under Armour, Inc. - Class A*	2,670,181
68,823	United Airlines Holdings, Inc.*	3,348,927
75,757	Zumiez, Inc.*	1,475,746
		53,811,683
	CONSUMER, NON-CYCLICAL — 5.1%
53,672	Tyson Foods, Inc. - Class A	3,066,818
184,128	United Natural Foods, Inc.*	2,412,077
		5,478,895
	ENERGY — 19.8%
8,911	Alpha Metallurgical Resources, Inc.	2,499,803
106,426	CVR Energy, Inc.	2,849,024
59,578	HF Sinclair Corp.	3,177,891
113,507	Liberty Energy, Inc.	2,371,161
118,129	Par Pacific Holdings, Inc.*	2,982,757
85,259	PBF Energy, Inc. - Class A	3,923,619
406,545	ProPetro Holding Corp.*	3,524,745
		21,329,000

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 3.2%
86,286	Ally Financial, Inc.	$3,422,966
	INDUSTRIAL — 9.5%
21,315	Arrow Electronics, Inc.*	2,573,999
60,092	Avnet, Inc.	3,094,137
153,774	JELD-WEN Holding, Inc.*	2,071,336
128,299	Ryerson Holding Corp.	2,501,831
		10,241,303
	TECHNOLOGY — 2.4%
138,725	DXC Technology Co.*	2,648,260
	Total Common Stocks
	(Cost $95,627,659)	104,179,278

Principal Amount
	SHORT-TERM INVESTMENTS — 2.7%
$2,896,989	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	2,896,989
	Total Short-Term Investments
	(Cost $2,896,989)	2,896,989
	TOTAL INVESTMENTS — 99.3%
	(Cost $98,524,648)	107,076,267
	Other Assets in Excess of Liabilities — 0.7%	759,194
	TOTAL NET ASSETS — 100.0%	$107,835,461

PLC – Public Limited Company
*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.